Note 3 - Balance Sheet Components - Prepaid Expenses (10K) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid clinical trial costs (current portion)	$ 1,986,037	$ 1,171,077	$ 0
Prepaid insurance premiums	0	107,876	123,248
Prepaid rent	13,045	13,045	13,045
Other prepaid expenses	114,167	34,000	19,947
Total prepaid expenses	$ 2,113,249	$ 1,325,998	$ 156,240